Other Information (Tables)	12 Months Ended
Dec. 31, 2018
Other Information
Schedule of Future Minimum Commitments From Leases

The future minimum commitments from leases are as follows:

in EUR thousands	2018	2017	2018	2017	2018	2017
	≤1 year		1 year to 5 years		>5 years
Operating lease commitments
Building	629	516	2,798	1,780	1,196	1,188
Vehicle leases	420	395	342	390	-	-
Operating and office equipment	14	21	46	16	-	-

Schedule of Expected Future Lease Income

The expected future lease income as of 31 December 2018 is as follows:

in EUR thousands	2018	2017	2018	2017	2018	2017
	≤1 year		1 year to 5 years		>5 years
Operating lease income
Operating lease payments	15	38	-	-	-	-

Finance lease income
Finance lease interest income	19	-	11	-	-	-
Finance lease payments	121	-	72	-	-	-